Commitments and contingencies - Research and Development Tax Credits (Details) - Gelesis - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Reduction to research and development expenses	$ 100	$ 600
Other long-term liabilities	5,588	11,729
Research and Development Tax Credits
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Other long-term liabilities	$ 3,000	$ 3,100